Borrowings - Schedule of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Year End Balance
Federal Home Loan Bank advances and other borrowings	$ 81,525	$ 107,000
Year End Balance - Total	49,486	49,486
Bank
Year End Balance
Federal Home Loan Bank advances and other borrowings	81,400
FHLB advances | Bank
Year End Balance
Maturity year one	40,000	26,000
Maturity year two	23,000	30,000
Maturity year three	7,500	23,000
Maturity year four	0	17,500
Maturity year five	2,925	0
Maturity after year five	$ 8,000
Maturity year six		0
Maturity after year six		$ 10,500
Year End Weighted Rate
Maturity year one (in percent)	3.37%	3.47%
Maturity year two (in percent)	2.53%	2.89%
Maturity year three (in percent)	2.05%	2.53%
Maturity year four (in percent)	0.00%	3.28%
Maturity year five (in percent)	1.91%	0.00%
Maturity year six (in percent)		0.00%
Maturity, after year six (in percent)		1.61%
Maturity after year five (in percent)	1.41%
Other | Bank
Year End Balance
2031	$ 100	$ 0
Year End Weighted Rate
Maturity after year five (in percent)	4.42%	0.00%
Subordinated notes due 2034
Year End Balance
Year End Balance - Total	$ 25,774	$ 25,774
Year End Weighted Rate
Year end weighted rate (in percent)	7.31%	8.34%
Subordinated notes due 2035
Year End Balance
Year End Balance - Total	$ 23,712	$ 23,712
Year End Weighted Rate
Year end weighted rate (in percent)	6.44%	7.47%